Summary of Balance Sheet Information Under The Equity Method Investment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investment Summarized Financial Information [Abstract]
Current Assets	$ 40,400	$ 74,430
Noncurrent Assets	126,753	124,862
Total Assets	167,153	199,292
Current Liabilities	77,920	91,268
Noncurrent Liabilities	84,658	86,963
Total Liabilities	$ 162,578	$ 178,231